SUBSEQUENT EVENTS (Details)	Feb. 20, 2026 $ / shares	Nov. 11, 2025 $ / shares	Aug. 01, 2025 $ / shares	May 09, 2025 $ / shares	Feb. 19, 2025 $ / shares	Aug. 06, 2024 $ / shares	Feb. 23, 2024 $ / shares	Aug. 04, 2023 R / shares	Aug. 04, 2023 $ / shares	Feb. 22, 2023 R / shares	Feb. 22, 2023 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (USD per share) | (per share)		$ 0.91	$ 0.80	$ 0.125	$ 0.69	$ 0.22	$ 0.19	R 0.70	$ 0.04	R 3.22	$ 0.18
Declaration of dividends
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (USD per share)	$ 1.73